LOAN PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 6 – LOAN PAYABLE

On June 16, 2020, the Company entered into a financing arrangement to purchase a vehicle, and obtained a loan of $78,491, payable over a term of 72 months, interest bearing at 3.99%, with a monthly payment of principal and interest of $1,228.

	June 30, 2022	March 31, 2022

Loan payable	$53,332	$56,458
Less: Current portion	(12,836)	(12,699)
Loan Payable - Non-current portion	$40,496	$43,759

The amount of loan payments due in the next five years ended March 31, are as follows:

2023 (Remainder)	$9,573
2024	13,231
2025	13,762
2026	14,321
2027	2,445
Total	$53,332

The Company recorded interest expense on the loan of $557 and $681 for the three months ended June 30, 2022 and 2021, respectively.

NOTE 6 – LOAN PAYABLE

On June 16, 2020, the Company entered into a financing arrangement to purchase a vehicle, and obtained a loan of $78,491, payable over a term of 72 months, interest bearing at 3.99%, with a monthly payment of principal and interest of $1,228.

	March 31, 2022	March 31, 2021
Loan payable	$56,458	$68,670
Less: Current portion	(12,699)	(12,212)
Loan Payable - Non-current portion	$43,759	$56,458

The amount of loan payments due in the next five years ended March 31, are as follows:

2023	$12,699
2024	13,231
2025	13,762
2026	14,321
2027	2,445
Total	$56,458

The Company recorded interest expense on the loan of $2,520 and $2,455 for the years ended March 31, 2022 and 2021, respectively.